Loans Receivable and Allowance for Loan Losses - Summary of the loan portfolio quality indicators by portfolio segment (Details 4) (Loans receivable, USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 657,161	$ 632,012	$ 530,050
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	332,007	315,762	284,763
Commercial Real Estate | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		316,533
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	48,996	51,495	33,148
Construction | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		51,545
Commercial business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	103,154	94,547	56,764
Commercial business | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		93,566
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	158,905	155,874	144,288
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	13,549	13,497	11,030
Home equity | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		13,892
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	550	837	57
Consumer | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		602
Originated Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	637,414	607,907
Originated Loans | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	323,849	305,823	284,763
Originated Loans | Commercial Real Estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	322,498	304,469	282,697
Originated Loans | Commercial Real Estate | Special mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	234	237	249
Originated Loans | Commercial Real Estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,117	1,117	1,817
Originated Loans | Commercial Real Estate | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Originated Loans | Commercial Real Estate | Loss
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Originated Loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	44,158	44,187	33,148
Originated Loans | Construction | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	44,158	44,187	33,148
Originated Loans | Construction | Special mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Originated Loans | Construction | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Originated Loans | Construction | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Originated Loans | Construction | Loss
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Originated Loans | Commercial business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	100,701	92,173	56,764
Originated Loans | Commercial business | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	99,650	91,093	55,447
Originated Loans | Commercial business | Special mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	430	438	1,123
Originated Loans | Commercial business | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	621	642	194
Originated Loans | Commercial business | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Originated Loans | Commercial business | Loss
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Originated Loans | Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	158,905	155,874	144,288
Originated Loans | Residential Real Estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	157,057	153,443	142,151
Originated Loans | Residential Real Estate | Special mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,848	2,431
Originated Loans | Residential Real Estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans			2,137
Originated Loans | Residential Real Estate | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Originated Loans | Residential Real Estate | Loss
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Originated Loans | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	9,734	9,625	11,030
Originated Loans | Home equity | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	9,560	9,447	11,030
Originated Loans | Home equity | Special mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	174	178
Originated Loans | Home equity | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Originated Loans | Home equity | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Originated Loans | Home equity | Loss
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Originated Loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	67	225	57
Originated Loans | Consumer | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	67	225	57
Originated Loans | Consumer | Special mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Originated Loans | Consumer | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Originated Loans | Consumer | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Originated Loans | Consumer | Loss
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Acquired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	19,747	24,105
Acquired Loans | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	8,158	9,939
Acquired Loans | Commercial Real Estate | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		10,710
Acquired Loans | Commercial Real Estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	7,417	9,580
Acquired Loans | Commercial Real Estate | Pass | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		10,351
Acquired Loans | Commercial Real Estate | Special mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	13	24
Acquired Loans | Commercial Real Estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	728	335
Acquired Loans | Commercial Real Estate | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Acquired Loans | Commercial Real Estate | Loss
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Acquired Loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	4,838	7,308
Acquired Loans | Construction | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		7,358
Acquired Loans | Construction | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,755	4,639
Acquired Loans | Construction | Pass | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		4,689
Acquired Loans | Construction | Special mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	175	161
Acquired Loans | Construction | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	2,908	2,508
Acquired Loans | Construction | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Acquired Loans | Construction | Loss
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Acquired Loans | Commercial business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	2,453	2,374
Acquired Loans | Commercial business | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		1,393
Acquired Loans | Commercial business | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,886	1,806
Acquired Loans | Commercial business | Pass | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		825
Acquired Loans | Commercial business | Special mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	215	252
Acquired Loans | Commercial business | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	352	316
Acquired Loans | Commercial business | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Acquired Loans | Commercial business | Loss
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Acquired Loans | Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Acquired Loans | Residential Real Estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Acquired Loans | Residential Real Estate | Special mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Acquired Loans | Residential Real Estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Acquired Loans | Residential Real Estate | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Acquired Loans | Residential Real Estate | Loss
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Acquired Loans | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	3,815	3,872
Acquired Loans | Home equity | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		4,267
Acquired Loans | Home equity | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	3,778	3,826
Acquired Loans | Home equity | Pass | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		4,221
Acquired Loans | Home equity | Special mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Acquired Loans | Home equity | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	37	46
Acquired Loans | Home equity | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Acquired Loans | Home equity | Loss
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Acquired Loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	483	612
Acquired Loans | Consumer | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		377
Acquired Loans | Consumer | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	345	469
Acquired Loans | Consumer | Pass | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		234
Acquired Loans | Consumer | Special mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	138	143
Acquired Loans | Consumer | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Acquired Loans | Consumer | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Acquired Loans | Consumer | Loss
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans